Discontinued operations - Sale of Sinopower (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2024	Dec. 31, 2024
Discontinued operations
Discontinued operations
Gain on sale after income tax		¥ 15,838
Ifrs Discontinued Operations, Disposed Of By Sale [Member]
Discontinued operations
Disposal consideration receivable	¥ 53,778
Carrying amount of net assets sold	(37,940)
Gain on sale before income tax	15,838
Gain on sale after income tax	¥ 15,838